Taxes Payable - Summary of taxes payable (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Taxes Payable [Line Items]
Non current	$ 0	$ 1	$ 2
Current	139	173	143
VAT [member]
Disclosure of Taxes Payable [Line Items]
Current	22	26	20
Withholdings and Perceptions [member]
Disclosure of Taxes Payable [Line Items]
Current	21	46	32
Royalties [member]
Disclosure of Taxes Payable [Line Items]
Current	75	77	61
Fuels tax [member]
Disclosure of Taxes Payable [Line Items]
Current			7
Turnover tax [member]
Disclosure of Taxes Payable [Line Items]
Current	7	8	3
Miscellaneous [member]
Disclosure of Taxes Payable [Line Items]
Non current		1	2
Current	$ 14	$ 16	$ 20